Schedule of Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014		Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 113,442	$ 352,788	[1]	$ 113,442
Additions/Acquisition	239,346
Goodwill	$ 352,788	$ 352,788	[1]	$ 113,442

[1]	Unaudited